Long-term Loans (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Schedule of Long-Term Loans
		Interest
	Linkage	rate 2017	December 31 2017
	term	%	€ in thousands
Bank loans	EURIBOR	1.6-3	19,661
	Consumer price index in Israel	4.65	20,820
Other long-term loans		2.5-5	4,383
			44,864

		Interest rate 2016%
	Linkage term		December 31 2016
			€ in thousands
Bank loans	EURIBOR	1.6-2.85	15,706
Other long-term loans		3.05	2,031
			17,737

Schedule of Aggregate Annual Maturities
The aggregate annual maturities are as follows:

	December 31	December 31
	2017	2016
	€ in thousands
Second year	3,403	1,203
Third year	3,584	1,206
Fourth year	3,712	1,233
Fifth year	3,795	1,642
Sixth year and thereafter	27,597	11,677

Long-term loans	42,091	16,961
Current maturities	2,773	776
	44,864	17,737

Schedule of Movement in Liabilities Deriving from Financing Activities

		Liabilities

		Loans and	Convertible	Finance lease
	Note	borrowings	debentures	liability	Total
		NIS thousands
Balance as at January 1, 2017		17,737	33,790	4,338	55,865
Changes from financing cash flows
Loan from business combination	6	21,370	-	-	21,370
Proceeds from issue of convertible debentures	12	-	31,175	-	31,175
Payment of Debentures	12	-	(4,842)	-	(4,842)
Receipt of loans	10,11	7,443	-	-	7,443
Repayment of loans	10,11	(1,892)	-	-	(1,892)
Accrued interest	10,11	161	-	-	161
Payment of finance lease liability	10	-	-	(332)	(332)
Transaction costs related to borrowings		165	320	14	499
Total net financing cash flows		44,984	60,443	4,020	109,447

Effect of changes in foreign exchange rates		(120)	(2,812)	-	(2,932)
Balance as at December 31, 2017		44,864	57,631	4,020	106,515